Note 8 - Accrued Interest Receivable and Other Assets - Components of Accrued Interest Receivable and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Restricted stock	$ 3,679	$ 3,589
Deferred tax asset, net	1,232	647
Other real estate owned	270	212
Other	884	1,620
Total	9,698	9,356
Investment Securities [Member]
Accrued interest	794	707
Loans [Member]
Accrued interest	$ 2,839	$ 2,581